Derivative Instruments - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (2,495)	$ (19)	$ 101
Effective Portion Reclassified from AOCI	102	(1,186)	(64)
Ineffective Portion	0	(7)	681
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(2,495)	(19)	101
Effective Portion Reclassified from AOCI	102	(1,186)	(64)
Ineffective Portion	$ 0	$ (7)	$ 681